ADVANCES RECEIVABLE - Disclosure of detailed information about trade and other receivables (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Advances receivable	$ 63,895	$ 50,581